Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Associates and Joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 100,252,480	$ 113,903,089	$ 90,583,772	$ 53,499,363
Profit (loss) for the period	25,383,071	35,199,480	$ 17,630,554
Total assets	280,141,090	302,792,431
Total liabilities	$ 179,888,610	$ 188,889,342
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Exploration and exploitation of hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,329,394
Profit (loss) for the period	38,718
Total assets	1,401,176
Total liabilities	$ 71,782
Ecodiesel Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, trading, and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 170,060
Profit (loss) for the period	55,099
Total assets	265,330
Total liabilities	$ 95,270
Serviport S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 11,274
Profit (loss) for the period	(4,692)
Total assets	41,082
Total liabilities	$ 29,808
Sociedad Portuaria Olefinas y Derivados S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance and administration of port facilities, ports, private docks.
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 8,476
Profit (loss) for the period	2,904
Total assets	12,219
Total liabilities	$ 3,743